Stock-based Compensation (Details)						12 Months Ended
	Oct. 01, 2021	Oct. 02, 2020 JPY (¥) ¥ / shares shares	Oct. 01, 2020 ¥ / shares	Dec. 21, 2016 ¥ / shares shares	Dec. 21, 2015 ¥ / shares shares	Dec. 31, 2020 JPY (¥) ¥ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted | shares						450,000
Exercise price, per share						¥ 752
Expected volatility minimum						58.21%
Expected volatility maximum						65.93%
Risk-free interest rate minimum						0.17%
Risk-free interest rate maximum						0.19%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term of option (in years)						2 years
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term of option (in years)						3 years
Other Current Liabilities
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Liability on stock options granted | ¥						¥ 6,750,000
Stock option | Director and corporate auditor
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted | shares		300,000			1,539,500
Exercise term	3 years				8 years
Fair value at grant date, per share			¥ 22.00		¥ 2.45
Exercise price, per share					¥ 400
Stock option | Director and employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted | shares				174,000
Exercise term				8 years
Fair value at grant date, per share				¥ 0.82
Exercise price, per share				¥ 2,000
Stock option | Corporate auditor
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted | shares				230,000
Exercise term				8 years
Fair value at grant date, per share				¥ 0.67
Exercise price, per share				¥ 2,000
Stock option | Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted | shares		150,000
Exercise term	5 years
Fair value at grant date, per share		¥ 104.64
Paid in for the stock option | ¥		1.00
Exercise price, per share		¥ 2,000
Stock option | Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted | shares					285,500
Exercise term					8 years
Fair value at grant date, per share		637.02			¥ 2.96
Exercise price, per share		¥ 128			¥ 400
Annual consolidated revenue target to achieve to exercise options | ¥						¥ 3,908,264,000